UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

xETFs NVDA Daily Income ETF

(NYYY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about xETFs NVDA Daily Income ETF (the "Fund") for the period of May 14, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.xetfs.com/investor-materials. You can also request this information by contacting us at 888- 668-8820.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
xETFs NVDA Daily Income ETF	$12	0.99%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 14, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Fund Statistics

Table Summary
Net Assets	$416,202
Number of Portfolio Holdings	4
Total Advisory Fee Paid	$567
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Flex Options	-16.9%
Money Market Funds	14.7%
U.S. Treasury Obligations	102.0%

Top 10 Holdings (% of net assets)

Table Summary
United States Treasury Bill	102.0%
First American Government Obligations Fund, Class X	14.7%
NVIDIA Corporation, Expiration: 8/21/2026; Exercise Price: $234.81	1.1%
NVIDIA Corporation, Expiration: 8/21/2026; Exercise Price: $234.81	-18.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.xetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-NYYY

xETFs TSLA Daily Income ETF

(TYYY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about xETFs TSLA Daily Income ETF (the "Fund") for the period of May 14, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.xetfs.com/investor-materials. You can also request this information by contacting us at 888-668-8820.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
xETFs TSLA Daily Income ETF	$12	0.99%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 14, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Fund Statistics

Table Summary
Net Assets	$463,285
Number of Portfolio Holdings	4
Total Advisory Fee Paid	$586
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Flex Options	-4.5%
Money Market Funds	13.6%
U.S. Treasury Obligations	91.6%

Top 10 Holdings (% of net assets)

Table Summary
United States Treasury Bill	91.6%
First American Government Obligations Fund, Class X	13.6%
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $444.05	5.0%
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $444.05	-9.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.xetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TYYY

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST xETFs NVDA Daily Income ETF (NYYY) xETFs TSLA Daily Income ETF (TYYY) Semi-Annual Financials and Other Information June 30, 2026 (Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS June 30, 2026 (Unaudited)

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Funds, including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   888-668-8820

•   https://www.xetfs.com/investor-materials

i

xETFs NVDA DAILY INCOME ETF SCHEDULE OF INVESTMENTS June 30, 2026 (Unaudited)
		Notional	Contracts(a)	Fair Value
Purchased Options — 1.1%
Call Options — 1.1%
NVIDIA Corporation, Expiration: August 21, 2026, Strike $234.81		$420,189	21	$4,760
Total Purchased Options (Cost $50,482)				4,760

			Shares
Short-Term Investments — 116.7%
Money Market Fund — 14.7%
First American Government Obligations Fund, Class X, 3.56%(b)			61,069	61,069
Total Money Market Fund (Cost $61,069)				61,069

	Yield Rate(%)	Maturity	Principal Amount
U.S. Treasury Bill — 102.0%
United States Treasury Bill(c)	3.37	7/14/2026	$425,000	424,452
Total U.S. Treasury Bill (Cost $424,451)				424,452

Short-Term Investment — 116.7% (Cost $485,520)				485,521

Total Investments — 117.8% (Cost $536,002)				490,281

		Notional	Contracts(a)
Written Options — (18.0)%
Put Options — (18.0)%
NVIDIA Corporation, Expiration: August 21, 2026, Strike $234.81		$(420,189)	(21)	(74,795)
Total Written Options (Premiums received $42,715)				(74,795)

Other Assets in Excess of Liabilities — 0.2%				716

Total Net Assets — 100.0%				$416,202

(a)    100 shares per contract.

(b)    Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)     Zero coupon bond.

See accompanying Notes to Financial Statements.

xETFs NVDA DAILY INCOME ETF SUMMARY OF INVESTMENTS June 30, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Purchased Options
Call Options	1.1%
Total Purchased Options	1.1%
Short-Term Investments
Money Market Fund	14.7%
United States Treasury Bill	102.0%
Total Short-Term Investments	116.7%
Total Investments	117.8%
Written Options
Put Options	(18.0)%
Total Written Options	(18.0)%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

xETFs TSLA DAILY INCOME ETF SCHEDULE OF INVESTMENTS June 30, 2026 (Unaudited)
		Notional	Contracts(a)	Fair Value
Purchased Options — 5.0%
Call Options — 5.0%
Tesla, Inc., Expiration: August 21, 2026, Strike $444.05		$462,660	11	$23,242
Total Purchased Options (Cost $51,953)				23,242

			Shares
Short-Term Investments — 105.2%
Money Market Fund — 13.6%
First American Government Obligations Fund, Class X, 3.56%(b)			62,768	62,768
Total Money Market Fund (Cost $62,768)				62,768

	Yield Rate (%)	Maturity	Principal Amount
U.S. Treasury Bill — 91.6%
United States Treasury Bill(c)	3.37	7/14/2026	$425,000	424,452
Total U.S. Treasury Bill (Cost $424,451)				424,452

Total Short-Term Investments — 105.2% (Cost $487,219)				487,220

Total Investments — 110.2% (Cost $539,172)				510,462

		Notional	Contracts(a)
Written Options — (9.5)%
Put Options — (9.5)%
Tesla, Inc., Expiration: August 21, 2026, Strike $444.05		$(462,660)	(11)	(43,914)
Total Written Options (Premiums received $46,891)				(43,914)

Liabilities in Excess of Other Assets — (0.7)%				(3,263)

Total Net Assets — 100.0%				$463,285

(a)    100 shares per contract.

(b)    Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)     Zero coupon bond.

See accompanying Notes to Financial Statements.

xETFs TSLA DAILY INCOME ETF SUMMARY OF INVESTMENTS June 30, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Purchased Options
Call Options	5.0%
Total Purchased Options	5.0%
Short-Term Investments
Money Market Fund	13.6%
United States Treasury Bill	91.6%
Total Short-Term Investments	105.2%
Total Investments	110.2%
Written Options
Put Options	(9.5)%
Total Written Options	(9.5)%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES June 30, 2026 (Unaudited)
	xETFs NVDA Daily Income ETF	xETFs TSLA Daily Income ETF
Assets
Investments, at value	$490,281	$510,462
Cash at broker	1,432	—
Receivable for investments sold	683	713
Dividend and interest receivable	168	180
Total Assets	492,564	511,355

Liabilities
Payable for investments purchased	1,215	1,482
Options written, at fair value (Premiums Received $42,715 and $46,891, respectively)	74,795	43,914
Due to broker	—	2,310
Advisory fee payable	352	364
Total Liabilities	76,362	48,070
Net Assets	$416,202	$463,285

Net Assets consist of:
Paid-in capital	$500,000	$500,000
Accumulated deficit	(83,798)	(36,715)
Net Assets	$416,202	$463,285

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	10,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$41.62	$46.33
Investments, at cost	$536,002	$539,172

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Period Ended June 30, 2026 (Unaudited)
	xETFs NVDA Daily Income ETF(a)	xETFs TSLA Daily Income ETF(a)
Investment Income
Dividend income	$188	$201
Interest income	1,982	1,982
Total Investment Income	2,170	2,183

Expenses
Advisory fees	567	586
Total Expenses	567	586
Net Investment Income (Loss)	1,603	1,597

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	1,190	(4,256)
Written options	(290)	569
	900	(3,687)
Net Change in Unrealized Gain (Loss) on:
Investments	(45,721)	(28,710)
Written options	(32,080)	2,977
	(77,801)	(25,733)
Net Realized and Unrealized Gain (Loss) on Investments	(76,901)	(29,420)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(75,298)	$(27,823)

(a)    For the period May 14, 2026 (commencement of operations) to June 30, 2026.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	xETFs NVDA Daily Income ETF	xETFs TSLA Daily Income ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)
Operations
Net investment income (loss)	$1,603	$1,597
Net realized gain (loss) on investments	900	(3,687)
Net change in unrealized gain (loss) on investments	(77,801)	(25,733)
Net Increase (Decrease) in Net Assets Resulting From Operations	(75,298)	(27,823)

Distributions to Shareholders	(8,500)	(8,892)

Capital Share Transactions
Proceeds from shares sold	500,000	500,000
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	500,000	500,000
Net Increase (Decrease) in Net Assets	416,202	463,285

Net Assets
Beginning of period	$—	$—
End of period	$416,202	$463,285

Change in Share Transactions
Shares sold	10,000	10,000
Net Increase (Decrease) in Shares Outstanding	10,000	10,000

(a)    For the period May 14, 2026 (commencement of operations) to June 30, 2026.

See accompanying Notes to Financial Statements.

xETFs NVDA Daily Income ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Period Ended June 30, 2026(a) (Unaudited)
Net asset value, beginning of period	$50.00

Investment operations:
Net investment income (loss)(b)	0.16
Net realized and unrealized gain (loss) on investments	(7.69)
Total from investment operations	(7.53)

Distributions to shareholders from:
Net investment income	(0.85)
Total distributions	(0.85)

Net asset value, end of period	$41.62

Net Asset Value, Total Return	(15.11	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$416
Ratios to Average Net Assets:
Expenses(d)	0.99	%(e)
Net investment income (loss)	2.80	%(e)
Portfolio turnover rate(f)	0	%(c)

(a)    For the period May 14, 2026 (commencement of operations) to June 30, 2026.

(b)    Per share amounts calculated using average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund will indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

xETFs TSLA Daily Income ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Period Ended June 30, 2026(a) (Unaudited)
Net asset value, beginning of period	$50.00

Investment operations:
Net investment income (loss)(b)	0.16
Net realized and unrealized gain (loss) on investments	(2.94)
Total from investment operations	(2.78)

Distributions to shareholders from:
Net investment income	(0.89)
Total distributions	(0.89)

Net asset value, end of period	$46.33

Net Asset Value, Total Return	(5.50	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$463
Ratios to Average Net Assets:
Expenses(d)	0.99	%(e)
Net investment income (loss)	2.70	%(e)
Portfolio turnover rate(f)	0	%(c)

(a)    For the period May 14, 2026 (commencement of operations) to June 30, 2026.

(b)    Per share amounts calculated using average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund will indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS June 30, 2026 (Unaudited)

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

xETFs NVDA Daily Income ETF

xETFs TSLA Daily Income ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike passively managed ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The xETFs NVDA Daily Income ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Nvidia Corporation (Nasdaq: NVDA) (“NVDA”), while seeking to generate income through a daily synthetic covered call strategy. The xETFs TSLA Daily Income ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Tesla, Inc. (Nasdaq: TSLA) (“TSLA”), while seeking to generate income through a daily synthetic covered call strategy. The xETFs NVDA Daily Income ETF and xETFs TSLA Daily Income ETF commenced operations on May 14, 2026.

Each Fund seeks to achieve its secondary investment objective of current income through the use of a synthetic covered call strategy that provides daily income from the sale of call options. The strategy is designed to maintain exposure to a single stock (for example, NVIDIA or Tesla) (the “Underlying Stock”) while writing call options on a portion of that exposure. This structure is designed to keep most of the exposure to the Underlying Stock, while seeking to generate option premium.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of each Fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of each Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equities, options and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels defined above:

xETFs NVDA Daily Income ETF

Assets*	Level 1	Level 2	Level 3	Total
Money Market Fund	$61,069	$—	$—	$61,069
U.S. Treasury Bill	424,452	—	—	424,452
Purchased Options	—	4,760	—	4,760
Total	$485,521	$4,760	$—	$490,281
Liabilities*	Level 1	Level 2	Level 3	Total
Written Options	$—	$74,795	$—	$74,795
Total	$—	$74,795	$—	$74,795

xETFs TSLA Daily Income ETF

Assets*	Level 1	Level 2	Level 3	Total
Money Market Fund	$62,768	$—	$—	$62,768
U.S. Treasury Bill	424,452	—	—	424,452
Purchased Options	—	23,242	—	23,242
Total	$487,220	$23,242	$—	$510,462
Liabilities*	Level 1	Level 2	Level 3	Total
Written Options	$—	$43,914	$—	$43,914
Total	$—	$43,914	$—	$43,914

*   See Schedule of Investments for additional detailed categorizations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(f)     Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of June 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(g)    Options

Each Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.

Each Fund will, at market open, or shortly thereafter, on every business day, sell call options that utilize the Underlying Stock as the underlying reference asset with a strike price “at-the-money” or “out-of-the-money” of the market open price of the Underlying Stock. Then, immediately prior to or at market close, on each business day, each Fund will buy back the options to close its position. The net amount realized, if any, by each Fund will be the difference between the premium received from the Fund’s sold call option less the cost to purchase the call option at the close of trading for the day. The net amount generated by this strategy will be treated as short-term capital gains for federal income tax purposes. Each Fund expects that it will generally sell call options with an underlying notional value of less than 25% of the Fund’s NAV, although a Fund may vary this exposure at its discretion.

To implement the covered call options strategy, each Fund may sell exchange-traded options, over-the-counter option contracts and/or FLexible EXchange® options (“FLEX Options”). Traditional exchange-traded options have standardized terms including, the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Over-the-counter options contracts are not guaranteed for settlement and are subject to counterparty risk. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

(h)    Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least weekly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the weekly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on each Fund’s operating results during the period. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. Each Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.99% of each Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with WallStreetX ETFs, Inc. (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. U.S. Bank National Association serves as each Fund’s custodian and U.S. Bancorp Fund Services, LLC serves as each Fund’s transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, purchased options, written options, U.S. government securities and short-term investments, for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales
xETFs NVDA Daily Income ETF	$—	$—
xETFs TSLA Daily Income ETF	—	—

Purchases and sales of in-kind transactions for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales
xETFs NVDA Daily Income ETF	$—	$—
xETFs TSLA Daily Income ETF	—	—

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. By employing this strategy, each Fund’s upside participation is capped, meaning investors will not benefit from increases in the underlying reference asset above the exercise price of the options. However, investors remain exposed to the full downside risk, as the Fund continues to bear the risk of underlying reference asset price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying reference asset price declines over time. In rapidly rising markets, the Fund may significantly underperform the underlying reference asset, as gains above the exercise price are forfeited. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on a Fund’s Share price.

Non-Diversification Risk. As a non-diversified investment company under the 1940 Act, each Fund can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

Single Issuer Risk. Issuer-specific attributes may cause an investment in each Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of each Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

7.     Federal Income Taxes

At June 30, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
xETFs NVDA Daily Income ETF	$493,287	$1	$(77,802)	$(77,801)
xETFs TSLA Daily Income ETF	492,281	2,978	(28,711)	(25,733)

8.     Derivatives and Hedging Disclosures

FASB ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. Each Fund invested in purchased and written options during the period ended June 30, 2026.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments held as of June 30, 2026, by risk category are as follows:

			Asset Derivatives		Liability Derivatives
Fund	Derivative	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
xETFs NVDA Daily Income ETF	Options purchased	Equity contracts	Investments, at value	$4,760	Options written, at fair value	$74,795
xETFs TSLA Daily Income ETF	Options purchased	Equity contracts	Investments, at value	23,242	Options written, at fair value	43,914

The effects of each Fund’s derivative instruments on the Statements of Operations for the period ended June 30, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Fund	Derivative	Risk Exposure	Value
xETFs NVDA Daily Income ETF	Options purchased	Equity contracts	$1,190
xETFs NVDA Daily Income ETF	Options written	Equity contracts	(290)
xETFs TSLA Daily Income ETF	Options purchased	Equity contracts	(4,256)
xETFs TSLA Daily Income ETF	Options written	Equity contracts	569

Change in Unrealized Gain or (Loss) on Derivatives

Fund	Derivative	Risk Exposure	Value
xETFs NVDA Daily Income ETF	Options purchased	Equity contracts	$(45,722)
xETFs NVDA Daily Income ETF	Options written	Equity contracts	(32,080)
xETFs TSLA Daily Income ETF	Options purchased	Equity contracts	(28,711)
xETFs TSLA Daily Income ETF	Options written	Equity contracts	2,977

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

Each Fund’s quarterly average volume of derivative instruments for the period ended June 30, 2026, are as follows:

Fund	Derivative	Risk Exposure	Notional
xETFs NVDA Daily Income ETF	Options purchased	Equity contracts	$420,189
xETFs NVDA Daily Income ETF	Options written	Equity contracts	(420,189)
xETFs TSLA Daily Income ETF	Options purchased	Equity contracts	462,660
xETFs TSLA Daily Income ETF	Options written	Equity contracts	(462,660)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

9.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

As a means to fight inflation, the Federal Reserve and certain foreign central banks raised interest rates significantly. Although the Federal Reserve subsequently lowered interest rates, it may raise rates again if inflation does not return to its target level. Advancements in technology, including the use of artificial intelligence and other emerging technologies, and increased regulation of artificial intelligence may also adversely impact markets. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS Items 8-11) (Unaudited) June 30, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on February 25, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the following agreements (together, the “Agreements”) with respect to the xETFs NVDA Daily Income ETF (“NYYY”) and xETFs TSLA Daily Income ETF (“TYYY”) (each, a “Fund” and collectively, the “Funds” or the “xETFs”):

•        the investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•        the sub-advisory agreement between ETC and WallStreetX ETFs, Inc., DBA xETFs (“WallStreetX”) pursuant to which WallStreetX provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of each Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and WallStreetX are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require each Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and WallStreetX and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of ETC’s and WallStreetX’s respective advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and WallStreetX. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreements, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration: (i) the nature, extent, and quality of the services to be provided by ETC and WallStreetX; (ii) ETC and WallStreetX’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, WallStreetX or their affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for the xETFs reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS Items 8-11) (Unaudited) (Continued) June 30, 2026

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC and WallStreetX at the Meeting related to the Agreements with respect to the xETFs and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for the xETFs and their background and experience; a review of the financial condition of ETC and WallStreetX; information regarding risk management processes and liquidity management; the respective compliance policies and procedures of ETC and WallStreetX; and an independent report prepared by ISS analyzing the unitary fee to be paid by the xETFs and each Fund’s estimated total expense ratio as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to the xETFs, the Board considered ETC’s and WallStreetX’s specific responsibilities in all aspects of the day-to-day management of the xETFs. The Board noted that ETC’s and WallStreetX’s responsibilities would include, among other things, implementing and maintaining the xETFs’ portfolios consistent with the strategies described in the xETFs’ prospectus, trading portfolio securities and other investment instruments on behalf of the xETFs, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Funds, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the xETFs. The Board observed that WallStreetX would make security selection decisions for the xETFs and would review, supervise, and administer the xETFs’ respective investment programs. The Board noted that it had been provided with ETC’s and WallStreetX’s registration forms on Form ADV and ETC’s and WallStreetX’s responses to a detailed series of questions, which included a description of ETC’s and WallStreetX’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and WallStreetX’s investment personnel, the quality of ETC’s and WallStreetX’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and WallStreetX each has appropriate compliance policies and procedures in place. The Board considered ETC’s and WallStreetX’s experience working with ETFs, including other series of the Trust, as applicable.

The Board also considered services to be provided to the xETFs by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for the xETFs to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the xETFs’ business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the xETFs’ shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the xETFs by ETC and WallStreetX.

Performance. Because the xETFs are new and have not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data for the xETFs’ respective strategies.

Cost of Advisory Services and Profitability. The Board reviewed the advisory and sub-advisory fees to be paid to ETC and WallStreetX for their respective services to the xETFs under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing each of the xETFs’ advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the xETFs would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS Items 8-11) (Unaudited) (Continued) June 30, 2026

The Board found that NYYY’s proposed unitary fee rate of 0.99% is lower than the mean of net management fees of the peer group but equal to the median of the peer group. The Board observed that, on a gross fee basis, NYYY’s fee is equal to the management fees of all four peers in the group.

The Board found that TYYY’s proposed unitary fee rate of 0.99% is below the mean of net management fees of the peer group and equal to the median of the peer group. The Board observed that, on a gross fee basis, TYYY’s fee is equal to the management fees of four of the five peers in the group and on a net fee basis, TYYY’s fee is equal to the management fees of three of the five peers in the group.

The Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and WallStreetX. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and WallStreetX given the work performed by each firm. The Board noted that ETC under the unitary fee arrangement will be responsible for compensating the xETFs’ other service providers and paying the xETFs’ other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and WallStreetX in providing advisory services, evaluated the compensation and benefits to be received by ETC and WallStreetX from their relationship with the xETFs, and reviewed a profitability analysis from ETC and WallStreetX with respect to the xETFs. The Board considered the risks borne by ETC and WallStreetX associated with providing services to the xETFs, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the xETFs. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of the xETFs as assets grow in size, noting however that for the initial term of the Agreements the xETFs were not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time; however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion. Having requested and received such information from ETC and WallStreetX as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the each of the Agreements, including the compensation payable thereunder, was fair and reasonable to the xETFs. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of each of the xETFs and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the xETFs; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:
WallStreetX ETFs, Inc.
170 E 87TH ST
New York, NY 10128

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds, including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   888-668-8820

•   https://www.xetfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: August 25, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: August 25, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: August 25, 2026	Principal Financial Officer/Treasurer